Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends payable				$ 655.1	$ 395.4	$ 519.2
Payments of Ordinary Dividends, Common Stock		$ 395.4	$ 519.0
Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid		$ 0.6808	$ 0.8882
Subsequent Event | Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid	$ 1.1247